Commitment and Contingencies - Additional Information (Detail)						1 Months Ended	12 Months Ended
	Aug. 31, 2020 USD ($) shares $ / shares	Jan. 08, 2020 USD ($)	Jan. 08, 2020 TWD ($)	Jan. 15, 2018 USD ($)	Jan. 15, 2018 TWD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Operating Leased Assets [Line Items]
Contractual obligation							$ 0
Revenue							$ 6,875,000	$ 6,645,000	$ 7,101,000
Conversion price | $ / shares							$ 3.00
Loss contingency, Obligated payment				$ 2,697,471	$ 79,477,648
Litigation settlement, amount		$ 892,763	$ 27,084,180
Loss exceeding net worth							$ 100,000
Convertible Note Purchase Agreement | Convertible Promissory Note | Aeolus Robotics Corporation
Operating Leased Assets [Line Items]
Debt instrument principal amount	$ 10,000,000
Debt instrument interest rate stated percentage	2.00%
Debt instrument maturity date							Aug. 30, 2022
Debt instrument extendable maturity date							Aug. 30, 2023
Conversion price | $ / shares	$ 3.00
Debt instrument convertible number of shares | shares	3,333,333
Debt instrument convertible percentage of ordinary shares	4.62%
License
Operating Leased Assets [Line Items]
Expected payment for incentive fee							$ 30,000
Revenue							$ 500,000
License agreement extended commencement period							2020-01
License agreement extended expiration period							2022-01
License | Extended and Amended License Agreement
Operating Leased Assets [Line Items]
Expected payment for incentive fee						$ 30,000
Revenue						$ 500,000
License | Minimum
Operating Leased Assets [Line Items]
License agreement period							2018-01
License | Maximum
Operating Leased Assets [Line Items]
License agreement period							2020-01